SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (5,315)	$ (6,847)
Other comprehensive income (loss) before reclassifications	(628)	(1,073)
Amounts reclassified from accumulated other comprehensive loss	(177)	2,605
Net current-period other comprehensive income	(805)	1,532
Accumulated other comprehensive loss	(6,120)	(5,315)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	(5,995)	(6,212)
Other comprehensive income (loss) before reclassifications	(1,193)	217
Net current-period other comprehensive income	(1,193)	217
Accumulated other comprehensive loss	(7,188)	(5,995)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	680	(635)
Other comprehensive income (loss) before reclassifications	565	(1,290)
Amounts reclassified from accumulated other comprehensive loss	(177)	2,605
Net current-period other comprehensive income	388	1,315
Accumulated other comprehensive loss	$ 1,068	$ 680